Leases	12 Months Ended
Sep. 30, 2022
Leases
Leases

Note 16 – Leases

On July 1, 2020, Biopower Plant entered into a lease agreement with Tahe Forestry Bureau (the “Landlord”) to lease the manufacturing facility. The lease period is from July 1, 2020 to March 31, 2025, and the annual rent is RMB126,440 (approximately $19,295). According to the lease agreement, Biopower Plant can only use the land and factory buildings for the operations of Biopower Plant and cannot transfer the lease to a third person without the prior consent of the Landlord; otherwise, the lease agreement shall be terminated. Biopower Plant is required to notify the Landlord at least two months in advance of the lease expiration date to renew the lease agreement.

On October 8, 2021, Zhejiang New Material entered into a lease agreement with Hangzhou Forasen Energy Technology Co., Ltd., a PRC company controlled by Mr. Zhengyu Wang, spouse of Ms. Yefang Zhang, to lease approximately 27,147 square feet of office space in Hangzhou. The lease term is for five years with annual rent of RMB454,043 (equivalent of $71,624). The Company prepaid total rent of RMB2,270,214 (equivalent of $358,120) upon the starting date of the lease period.

On February 15, 2022, Hangzhou Forasen entered into a lease agreement with a third party to lease approximately 1,012 square feet of office space in Hangzhou. The lease term is for one and a half years with annual rent of RMB283,258 (equivalent of $44,683).

As of September 30, 2022 and 2021, the remaining average lease term was an average of 1.9 years and 2.6 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 4.7% per annum and 6.5% per annum, as of September 30, 2022 and 2021, respectively.

Note 15 – Concentration of major customers and suppliers (Continued)

Supplemental balance sheet information related to operating leases from the Company’s continuing operations was as follows:

	September 30,	September 30,
	2022	2021
Right-of-use assets under operating leases	$314,339	$97,160
Operating lease liabilities, current	32,899	36,720
Operating lease liabilities, non-current	15,484	32,351
Total operating lease liabilities	$48,383	$69,071

As of
September 30,
2022
Fiscal 2023	$34,193
Fiscal 2024	16,928
Total Future minimum lease payments	51,121
Less: Imputed interest	(2,738)
Total	$48,383